Other comprehensive income (loss) - Reclassification out of accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification out of accumulated other comprehensive loss
Sale of debt securities	$ 41	$ (20)	$ 0
Income tax (benefit) expense	(111,938)	(147,181)	(119,579)
Net income	506,622	671,135	618,158
Reclassification out of accumulated other comprehensive income
Reclassification out of accumulated other comprehensive loss
Net income	(17,665)	(17,093)	(10,348)
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan
Reclassification out of accumulated other comprehensive loss
Income (loss) before tax	(21,447)	(23,508)	(18,072)
Income tax (benefit) expense	8,042	8,817	7,047
Net income	(13,405)	(14,691)	(11,025)
Reclassification out of accumulated other comprehensive income | Amortization of net Loss | Other operating (expense) income
Reclassification out of accumulated other comprehensive loss
Income (loss) before tax	(21,447)	(23,508)	(21,542)
Reclassification out of accumulated other comprehensive income | Amortization of Prior Serice Credit | Other operating (expense) income
Reclassification out of accumulated other comprehensive loss
Income (loss) before tax	0	0	3,470
Reclassification out of accumulated other comprehensive income | Unrealized holding gains (losses) on debt securities
Reclassification out of accumulated other comprehensive loss
Sale of debt securities	41	(20)	0
Income (loss) before tax	41	(20)	0
Income tax (benefit) expense	(6)	4	0
Net income	35	(16)	0
Reclassification out of accumulated other comprehensive income | Unrealized net (losses) gains on cash flow hedges
Reclassification out of accumulated other comprehensive loss
Income (loss) before tax	(6,379)	(3,882)	1,110
Income tax (benefit) expense	2,084	1,496	(433)
Net income	(4,295)	(2,386)	677
Reclassification out of accumulated other comprehensive income | Unrealized net (losses) gains on cash flow hedges | Forward contracts | Mortgage banking activities
Reclassification out of accumulated other comprehensive loss
Income (loss) before tax	(5,559)	(3,992)	1,110
Reclassification out of accumulated other comprehensive income | Unrealized net (losses) gains on cash flow hedges | Interest rate swap
Reclassification out of accumulated other comprehensive loss
Other Operating Income	$ (820)	$ 110	$ 0